SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2018
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used in the preparation of these consolidated financial statements are described below.

Cash and cash equivalents

Cash consists of bank balances and cash held in trust. Cash equivalents consist of short-term deposits with original maturities of three months or less. As at June 30, 2018 and June 30, 2017, there were no cash equivalents.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating policy decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Leases

The Company records income as a result of an operating lease. The Company presents its assets subject to the operating leases in its statement of financial position. The Company recognizes income from its operating leases on a straight-line basis over the lease terms, unless another systematic basis better represents the time pattern in which the economic benefits in the leased asset diminish.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the expected service periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the stock options reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that will eventually vest.

Equipment

Equipment is stated at cost, less accumulated depreciation and any accumulated impairment losses. The gain or loss arising on the disposal or retirement of an item of equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the statement of operations. Expenditures to replace a component of an item of equipment that is accounted for separately are capitalized and the existing carrying amount of the component written off. Other subsequent expenditures are capitalized if future economic benefits will arise from the expenditure. All other expenditures, including repair and maintenance, are recognized in the statement of operations as incurred.

Depreciation is charged to the income statement based on the cost, less estimated residual value, of the asset on a straight-line basis over the estimated useful life. Depreciation commences when the assets are available for use. The estimated useful lives are as follows:

	Method:	Rate:
Equipment	Straight-line	5 years

Loss per share

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method and are calculated by dividing net loss applicable to common shares by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share. The outstanding number of and type of securities that could potentially dilute basic net loss per share in the future but that were not included in the computation of diluted net loss per share are as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
Stock options	1,750,000	-	-
Warrants	6,650,000	-	-

Financial Instruments

Financial assets

The Company initially recognizes financial assets at fair value on the date that they are originated. All financial assets (including assets designated at fair value through profit or loss, “FVTPL”) are recognized initially on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company classifies its financial assets as financial assets at FVTPL, available for sale (“AFS”) financial assets or loans and receivables. A financial asset is classified at FVTPL if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated at FVTPL if the Company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Company’s documented risk management or investment strategy. Financial assets at FVTPL are measured at fair value, and changes therein are recognized in profit or loss.

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

AFS financial assets are non-derivatives that are either designated as AFS or are not classified as loans and receivables or financial assets at FVTPL. AFS financial assets are stated at fair value at the end of each reporting period. Changes in the carrying amount of AFS monetary financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method and dividends on AFS equity investments are recognized in profit or loss. Other changes in the carrying amount of AFS financial assets are recognized in other comprehensive income (“OCI”). When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in OCI is reclassified to profit or loss. AFS equity investments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost less any identified impairment losses at the end of each reporting period.

Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date that they are originated. All financial liabilities (including liabilities designated at FVTPL) are recognized initially on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or other liabilities. Subsequent to initial recognition other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at fair value are stated at fair value with changes being recognized in profit or loss.

Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics, and management intent as outlined below:

Classification:
Receivables	Loan and receivable
Promissory note	Loan and receivable
Accounts payable and accrued liabilities	Other liabilities

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment. Change in assumptions could significantly affect the estimates.

Impairment of financial assets

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investments have been negatively impacted. Evidence of impairment could include: significant financial difficulty of the issuer or the counterparty; or default or delinquency in interest or principal payments; or the likelihood that the borrower will enter bankruptcy or financial reorganization.

The carrying amount of financial assets is reduced by any impairment loss directly for all financial assets with the exception of amounts receivable, where the carrying value is reduced through the use of an allowance account. When an amount receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Income taxes

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized in equity, in which case it is recognized in equity.

Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.

Deferred tax liabilities or assets are recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Equity

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from total equity.

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets are reviewed for impairment at each statement of financial position date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Investment in joint venture

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require unanimous consent of the parties sharing control. Investees in which the Company has joint control and rights to net assets thereof, are defined as joint ventures. The Company’s interest in Cordova OR Operations, LLC. is classified as a joint venture.

Investments in joint ventures are accounted for using the equity method and are initially recognized at cost, excluding financial assets that are not in-substance common shares and inclusive of transaction. The carrying amount of goodwill arising from the acquisition of joint ventures is included in the carrying amount of the investments in joint ventures. The Company’s interest in an investee is initially recorded at cost and is subsequent adjusted for the Company’s share of changes in the income and expenses of the investee, less any impairment in the value of individual investments, less any dividends paid. Where the Company transacts with an investee, unrealized profits and losses are eliminated to the extent of the Company’s interest in that investee.

The consolidated financial statements include the Company's share of the income and expenses and equity movement of equity accounted investees. In accordance with IFRS, the investee’s most recent available financial statements are used in the application of the equity method. Where the investee’s reporting period differs from the Company’s, the investee prepares financial information as of the same period end as the Company, unless it is impracticable to do so. Otherwise, the Company will adjust for its share of income and expenses and equity movement based on the investee’s most recently completed financial statements, adjusted for the effects of significant transactions. The Company does not recognize losses exceeding the carrying value of its interest in the joint venture.

New Standards Not Yet Adopted

IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final publication of the IFRS 9 Financial Instruments (“IFRS 9”) standard. The new standard is effective for annual periods beginning on or after January 1, 2018. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, new guidance for measuring impairment on financial assets, and new hedge accounting guidance. The Company assessed the impact of adopting IFRS 9 retrospectively and determined that the impact was not material. Commencing July 1, 2018, the Company will adopt IFRS 9 on a cumulative effective basis, with no restatement of the comparative period.

IFRS 15 – Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers ("IFRS 15"). The new standard is effective for annual periods beginning on or after January 1, 2018. IFRS 15 introduces a single model for recognizing revenue from contracts with customers. The standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to a customer and at an amount that reflects the consideration expected to be received in exchange for transferring those goods or services. The Company assessed the impact of adopting IFRS 15 retrospectively and determined that the impact was not material. Commencing July 1, 2018, the Company will adopt IFRS 15 on a cumulative effective basis, with no restatement of the comparative period.

IFRS 16 - Leases

In January 2016, the IASB issued a new standard, IFRS 16 – Leases. The new standard requires lessees to recognize most leases on the balance sheet using a single model, thereby eliminating the distinction between operating and finance leases. Lessor accounting, however, remains similar to current accounting practice, and the distinction between operating and finance leases is retained. The standard is effective for annual periods beginning on or after January 1, 2019 and will supersede IAS 17 Leases. Early application is permitted if IFRS 15 – Revenue from Contracts with Customers has also been applied. The Company does not intend to adopt the new standard prior to its effective date and does not expect the new standard to have a significant impact on the consolidated financial statements.

IFRS 7 – Financial Instruments: Disclosure

IFRS 7 Financial Instruments: Disclosure, was amended to require additional disclosures on transition from IAS 39 to IFRS 9. IFRS 7 is effective on adoption of IFRS 9, which is effective for annual periods commencing on or after January 1, 2018. The Company intends to adopt the amendments to IFRS 7 on July 1, 2018 and does not expect the implementation will result in a significant effect to the financial statements.